Inventories	12 Months Ended
Apr. 30, 2023
Classes of current inventories [abstract]
Inventories	6. Inventories As at April 30, 2023, the Company holds 1,548,068 pounds (April 30, 2022: 1,448,068 pounds) of U3O8 with a carrying value of $85,561 (April 30, 2022: $75,030).